Average Annual Total Returns (Core Balanced Strategy Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	6.99%
Date of Inception	Jul. 24, 2009
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	8.21%
Since Inception	16.50%
Date of Inception	Jul. 24, 2009
Russell 3000 Value Index
Average Annual Total Returns
One Year	16.93%
Since Inception	23.32%
Date of Inception	Jul. 24, 2009
Combined Index
Average Annual Total Returns
One Year	12.67%
Since Inception	16.98%
Date of Inception	Jul. 23, 2009
Series NAV, Core Balanced Strategy Trust
Average Annual Total Returns
One Year	10.83%
Since Inception	15.21%
Date of Inception	Jul. 24, 2009